Commitments and contingencies - Schedule of Capital Expenditures Contracted (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingencies
Contracted but not provided for Leasehold improvements	$ 0	$ 0